STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended							6 Months Ended			12 Months Ended
	Nov. 09, 2023	Aug. 02, 2023	Mar. 27, 2023	Oct. 29, 2022	Aug. 25, 2022	Feb. 21, 2022	Feb. 03, 2022	Jan. 11, 2022	May 12, 2021	Feb. 26, 2021	Jan. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 29, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Nov. 10, 2023	Sep. 29, 2023	Sep. 28, 2022	Dec. 31, 2017
Class of Stock [Line Items]
Shares available for grant												1,000,000							1,000,000			1,000,000
Preferred stock, shares designated												9,441,000							9,441,000			9,441,000	9,441,000
Preferred stock, shares authorized												10,000,000							10,000,000			10,000,000	10,000,000
Preferred stock, par value												$ 0.001							$ 0.001			$ 0.001	$ 0.001
Conversion price												$ 0.003							$ 0.003			$ 0.003
Proceeds from convertible preferred stock		$ 5,000,000
Share price						$ 4	$ 4
Series F preferred convertible preferred stock, Shares		5,000
Stock issued for services , value																						$ 143,065	$ 157,500
Conversion of shares								710
Conversion price								$ 5.50
Number of shares issued, shares						198,750	1,325,000
Number of shares issued, value						$ 795,000	$ 5,300,000
Proceeds from offering cost						739,350	$ 4,779,000
Aggregate common stock						$ 50,000,000
Converted to common stock shares					121,572
Accrued offering costs																$ 260,816
Offering costs				$ 105,460												$ 257,240
Total compensation cost for stock options												$ 580,572							$ 580,572			$ 580,572
Treasury stock shares												1,324							1,324			1,324	1,324					235
Treasury stock												$ 157,452							$ 157,452			$ 157,452	$ 157,452					$ 148,000
Shareholders One [Member]
Class of Stock [Line Items]
Repurchase of common stock																						$ 115		$ 84
Market value of stock repurchased																						$ 10.08		$ 7.00
Shareholders Two [Member]
Class of Stock [Line Items]
Repurchase of common stock																							$ 753	$ 140
Market value of stock repurchased																							$ 9.09	$ 6.30
Minimum [Member]
Class of Stock [Line Items]
Vesting term																						12 months
Maximum [Member]
Class of Stock [Line Items]
Vesting term																						2 years
Private Placement [Member]
Class of Stock [Line Items]
Services per share				$ 3.00												$ 3.00
Private placement sold				83,667												818,335
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share price														$ 1.79						$ 2.47	$ 1.79
Stock issued for services , shares																				45,977	65,561
Total employee participation amount																				$ 113,352	$ 117,048
Stock-based compensation expense																				$ 70,434	$ 66,217
E S P P [Member]
Class of Stock [Line Items]
Accrued liability													$ 72,801
Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services , shares																						38,249	43,959
Stock issued for services , value																						$ 38	$ 43
Number of shares issued																							2,425,752
Three Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services , shares														5,645	12,463
Stock issued for services , value														$ 32,500	$ 32,500
Weighted average price per share														$ 5.76	$ 2.61						$ 5.76
Four Directors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued for services , shares												12,231	7,910
Stock issued for services , value												$ 37,500	$ 40,565
Weighted average price per share												$ 3.06							$ 3.06			$ 3.06				$ 5.13
Director [Member]
Class of Stock [Line Items]
Stock issued for services , shares												16,335				9,758	10,668	7,198
Stock issued for services , value												$ 37,500				$ 40,000	$ 40,000	$ 40,000
Services per share												$ 2.30		3.75	$ 5.56				$ 2.30		3.75	$ 2.30
Employees And Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense																						$ 573,441	$ 819,191
Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from convertible preferred stock										$ 4,500,000
Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated												15,000							15,000			15,000	15,000
Preferred stock, par value												$ 1,000							$ 1,000			$ 1,000	$ 1,000
Preferred stock, shares issued												0							0			0	0
Preferred stock, shares outstanding												0							0			0	0
Converted to common stock shares					851
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, value																						$ 1,000
Conversion price												$ 7.00							$ 7.00			$ 7.00
Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated												5,000							5,000			5,000	5,000
Preferred stock, par value												$ 1,000							$ 1,000			$ 1,000	$ 1,000
Preferred stock, shares issued												0							0			0	0
Preferred stock, shares outstanding												0							0			0	0
Preferred stock voting rights																						Each share of Series C Convertible Preferred Stock had 172 votes (subject to adjustment); provided that in no event may a holder of Series C Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation (as defined in the Certificate of Designation and as described below). Each share of Series C Convertible Preferred Stock was convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $5.50 (subject to adjustment). The Company shall not effect any conversion of the Series C Convertible Preferred Stock, and a holder shall not have the right to convert any portion of the Series C Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All holders of the Series C Preferred Stock elected the 19.99% Beneficial Ownership Limitation.
Series C preferred converted to common stock shares											454,546
Conversion of shares								1,790
Convertible Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated												4,000							4,000			4,000	4,000
Preferred stock, shares authorized																											4,000
Preferred stock, par value												$ 1,000							$ 1,000			$ 1,000	$ 1,000				$ 1,000
Preferred stock, shares issued												1,299							1,299			1,299	1,299
Preferred stock, shares outstanding												1,299							1,299			1,299	1,299
Preferred stock voting rights																						Each share of Series D Convertible Preferred Stock has 333 votes
Conversion price												$ 3.00							$ 3.00			$ 3.00
Series D Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																999
Proceeds from convertible preferred stock																$ 999,000
Series D Convertible Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued				300
Proceeds from convertible preferred stock				$ 300,000
Convertible Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated												30,000							30,000			30,000	30,000
Preferred stock, par value	$ 1,000		$ 1,000									$ 1,000							$ 1,000			$ 1,000	$ 1,000
Preferred stock, shares issued			4,000									11,500							11,500			11,500	0
Preferred stock, shares outstanding												11,500							11,500			11,500	0
Preferred stock voting rights																						Each share of Series E Preferred Stock has 333 votes
Proceeds from convertible preferred stock	$ 2,500,000
Series E preferred convertible preferred stock, Shares	2,500
Additional shares																									7,500
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												11,500							11,500			11,500	0
Preferred stock, shares outstanding												11,500							11,500			11,500	0
Conversion price																									$ 3.00
Additional shares	5,000																								2,500
Share price	$ 1,000
Price per common share	3.00
Exchange of shares																									5,000
Series E Convertible Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from convertible preferred stock			$ 4,000,000
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Price per common share	$ 6.20
Exchange of shares	5,000																								5,000
Shares outstanding																									0
Convertible Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares designated												5,000							5,000			5,000	5,000
Preferred stock, par value												$ 1,000							$ 1,000			$ 1,000	$ 1,000		$ 6.20
Preferred stock, shares issued												0							0			0	0
Preferred stock, shares outstanding												0							0			0	0
Preferred stock voting rights																						Each share of Series F Preferred Stock had 161 votes
Conversion price												$ 6.20							$ 6.20			$ 6.20
Additional shares																									5,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Share price				$ 1,000												$ 1,000
Number of shares issued				300												999
Gross proceeds private placement				$ 551,001												$ 3,454,003
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Common stock on the date of grant, term of the stock option																						not exceed 10 years
Voting rights																						more than 10% of the total combined voting power of all classes of capital stock
Aggregate fair market value of common stock																						$ 100,000
Two Thousand Twenty One Equity Incentive Plan [Member]
Class of Stock [Line Items]
Issuance of Common stock under Awards									1,000,000
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Plan, term												10 years
Plan, description												The ESPP allows eligible employees to purchase shares of the Company's common stock at a discounted price, through payroll deductions from a minimum of 1% and up to 25% of their eligible compensation up to a maximum of $25,000 or the IRS allowable limit per calendar year.
Maximum aggregate number of shares of common stock												1,000,000							1,000,000			1,000,000
Issued shares																						111,538
Employee Stock Purchase Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Share price														$ 1.79							$ 1.79
Issued shares																						65,561
Employee contributions																					$ 117,048
Employee Stock Purchase Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Class of Stock [Line Items]
Share price												$ 2.47							$ 2.47			$ 2.47
Issued shares																			45,977
Employee contributions																			$ 113,352